Stockholder's Equity - Additional Information (Details)					12 Months Ended
	Nov. 30, 2021 USD ($)	Feb. 26, 2021 USD ($) $ / shares shares	Nov. 13, 2020 USD ($) shares	Apr. 21, 2020 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) Vote $ / shares shares	Mar. 18, 2022 shares	Dec. 13, 2021 USD ($)	Sep. 02, 2021 shares	Jun. 25, 2021 shares	Jun. 24, 2021 shares	Apr. 30, 2021 shares	Mar. 31, 2021 USD ($) shares	Apr. 30, 2020 shares	Apr. 01, 2020 USD ($)
Disclosure of classes of share capital [line items]
Authorized share capital | $					$ 50,000
Number of shares issued								102,952,766	3,367,409	19,111,119	80,000,000
Number of shares outstanding								102,952,766					20
Related party transaction payable | $					$ 126,183							$ 371,051
Conversion of class B ordinary shares into class A ordinary shares						83,000
Virax Biolabs Pte. Limited
Disclosure of classes of share capital [line items]
Number of shares issued		581,083										621,795
Issued capital | $		$ 50,000
Share price per share | $ / shares		$ 0.09
Related party transaction payable | $												$ 604,890
Former non-executive Director | SingaporeCo
Disclosure of classes of share capital [line items]
Number of shares issued			25,717
Compensation award | $			$ 25,000
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares authorised					492,000,000
Par value per share | $ / shares					$ 0.0001
Number of votes entitled | Vote					1
Number of shares issued					3,032,792							2,231,083
Number of shares outstanding					3,032,792							2,231,083
Class A Ordinary Shares | HKCo
Disclosure of classes of share capital [line items]
Number of shares issued				374,062
Share price per share | $ / shares				$ 1.09
Consideration paid (received) | $				$ 353,216
Owing amount | $														$ 54,497
Class A Ordinary Shares | Virax Biolabs Limited
Disclosure of classes of share capital [line items]
Number of shares issued				353,216								7,547
Subscriptions receivable | $				$ 54,497
Surrender amount due | $	$ 54,497
Treasury shares | $	$ 50,000
Class A Ordinary Shares | Investor
Disclosure of classes of share capital [line items]
Treasury shares | $							$ 50,000
Class A Ordinary Shares | Virax Cayman
Disclosure of classes of share capital [line items]
Shares issued for settlement of related party payable, shares					172,532
Number of shares issued					238,906
Issued capital | $					$ 519,613
Related party transaction payable | $					452,861
Issue of convertible instruments | $					$ 37,735
Conversion of convertible debt					100,000
Class A Ordinary Shares | Virax Cayman | Services
Disclosure of classes of share capital [line items]
Number of shares issued					319,536
Issued capital | $					$ 265,686
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares authorised					8,000,000
Par value per share | $ / shares					$ 0.0001
Number of votes entitled | Vote					10
Ordinary shares conversion basis					one to one basis
Number of shares issued					6,943,759							6,999,939
Number of shares outstanding					6,943,759							6,999,939
Class B Ordinary Shares | Virax Biolabs Limited
Disclosure of classes of share capital [line items]
Number of shares issued												6,577,166
Class B Ordinary Shares | Virax Cayman | Services
Disclosure of classes of share capital [line items]
Number of shares issued					26,820
Issued capital | $					$ 24,678